Notes Payable, Interest Rate Swaps (Details) (USD $)	12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	May 31, 2012	Feb. 10, 2012	Dec. 31, 2012 Accounts Payable and Other Liabilities [Member]	Dec. 31, 2011 Accounts Payable and Other Liabilities [Member]	Feb. 10, 2012 Minimum	Feb. 10, 2012 Maximum	Dec. 31, 2012 Swap 1 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2011 Swap 1 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2012 Swap 2 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2011 Swap 2 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2012 Swap 3 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2011 Swap 3 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2012 Swap 4 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2011 Swap 4 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2012 Swap 5 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2011 Swap 5 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2012 Swap 6 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2011 Swap 6 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2012 Swap 7 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2011 Swap 7 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2012 Swap 8 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2011 Swap 8 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2012 Swap 9 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2011 Swap 9 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2012 Swap 10 [Member] Accounts Payable and Other Liabilities [Member]	Dec. 31, 2011 Swap 10 [Member] Accounts Payable and Other Liabilities [Member]
Summary of interest rate hedge contracts [Abstract]
Notional Amount								$ 12,088,000		$ 30,000,000		$ 50,000,000		$ 75,000,000		$ 33,875,000		$ 22,000,000		$ 48,125,000		$ 9,250,000		$ 22,500,000		$ 22,100,000
Maturity Date								Nov. 18, 2015		Feb. 01, 2016		Sep. 28, 2017		Sep. 28, 2017		Nov. 18, 2017		Jan. 25, 2018		Jan. 25, 2018		Sep. 30, 2018		Oct. 08, 2018		Nov. 18, 2018
Reference Rate								1-month LIBOR		1-month LIBOR		1-month LIBOR		1-month LIBOR		1-month LIBOR		1-month LIBOR		1-month LIBOR		1-month LIBOR		1-month LIBOR		1-month LIBOR
Fixed Rate (in hundredths)		5.80%						4.10%		2.30%		2.20%		2.20%		4.70%		4.50%		5.00%		5.30%		5.40%		5.00%
Fair Value Liability				(16,285,000)	(11,134,000)			(582,000)	(581,000)	(1,787,000)	0	(43,000)	0	(65,000)	0	(3,312,000)	(2,862,000)	(1,923,000)	(1,548,000)	(1,581,000)	0	(1,218,000)	(1,083,000)	(3,135,000)	(2,826,000)	(2,639,000)	(2,234,000)
Variable rate, minimum (in hundredths)			4.00%
Variable rate, maximum (in hundredths)			5.00%
Derivative interest rate (in hundredths)		5.80%						4.10%		2.30%		2.20%		2.20%		4.70%		4.50%		5.00%		5.30%		5.40%		5.00%
Notional Amount of Swap assumed on sale		$ 23,500,000
Rate at which reference rate is fixed (in hundredths)	1.50%
Basis spread on variable rate (in percent)						2.50%	3.50%